UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company File Act Number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 1000, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)

FRED R. KELLY, JR.
SUITE 1000, 1200 SEVENTEENTH STREET
DENVER, COLORADO 80202
(Name And Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2003 — June 30, 2004

ITEM 1. PROXY VOTING RECORDS.

     The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES— A TAX-EXEMPT FUND
By:	/s/ ANDREW B. SHAFFER
Andrew B. Shaffer,
President, Secretary and Treasurer (Principal Executive Officer)

Date:	November 2, 2004